CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (17,092)	$ (2,344)	$ 23,046
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	12,861	9,691	7,758
Share-based compensation expense	1,662	2,053	1,980
Decrease (increase) in accrued severance pay and pensions, net	488	271	(11)
Decrease (increase) in trade receivables, net	9,345	4,533	(11,098)
Decrease (increase) in other accounts receivable and prepaid expenses (including other long-term assets)	(6,661)	(2,086)	4,624
Decrease in operating lease right-of-use assets	5,121	5,348
Decrease (increase) in inventories	9,919	(9,475)	(956)
Increase (decrease) in trade payables	1,953	(15,933)	2,340
Increase (decrease) in deferred revenues	2,988	4,150	(650)
Increase in deferred tax assets, net	(173)	(258)	(6,601)
Decrease in operating lease liability	(5,112)	(5,114)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	1,946	(3,767)	2,062
Net cash provided by (used in) operating activities	17,245	(12,931)	22,494
Cash flows from investing activities:
Purchase of property and equipment, net	(6,077)	(11,592)	(10,303)
Purchase of intangible assets, net	(412)	(3,274)	(3,412)
Proceeds from bank deposits		1,002	48
Investment in shares			(1,628)
Net cash used in investing activities	(6,489)	(13,864)	(15,295)
Cash flows from financing activities:
Proceeds from (repayment of) bank credits and loans, net	(8,621)	14,600
Proceeds from exercise of stock options	1,237	602	2,611
Net cash provided by (used in) financing activities	(7,384)	15,202	2,611
Translation adjustments on cash and cash equivalents	(210)	(49)	(106)
Increase (decrease) in cash and cash equivalents	3,162	(11,642)	9,704
Cash and cash equivalents at the beginning of the year	23,939	35,581	25,877
Cash and cash equivalents at the end of the year	27,101	23,939	35,581
Supplemental disclosure of cash flow information:
Cash paid for income taxes	3,003	3,833	1,617
Cash paid for interest on bank loans	$ 1,137	$ 1,796	$ 1,752